Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The useful lives for the intangible assets are presented below:

Estimated useful lives (years)

Software	3 – 10
Customer relationship	2 – 34.5
Trademarks and patents	7 – 30.9
Non-compete agreement	5
Licenses	1 – 5

Summary of Intangible Assets

	2022	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (a)	2023

Cost
Goodwill - acquisition of subsidiaries	5,647,421	—	—	—	—	(10,358)	(2,160)	5,634,903
Customer relationship	1,793,405	6,285	(7,934)	—	—	—	1,940	1,793,696
Trademarks and patents	551,000	1	(2)	—	—	—	—	550,999
Software	1,162,311	220,627	(62,862)	23,160	681	(11,323)	2,104	1,334,698
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	5,674	—	—	—	—	—	—	5,674
Software in progress	66,820	254,664	(23,716)	(23,160)	—	—	—	274,608
Right-of-use assets - Software	88,254	34,163	(71,859)	—	—	—	—	50,558
	9,340,909	515,740	(166,373)	—	681	(21,681)	1,884	9,671,160
Amortization
Customer relationship	(278,032)	(70,690)	4,741	—	—	—	—	(343,981)
Trademarks and patents	(10,816)	(9,404)	1	—	—	—	—	(20,219)
Software	(337,935)	(184,397)	43,581	—	—	4,588	—	(474,163)
Non-compete agreement	(7,751)	(5,083)	—	—	—	—	—	(12,834)
Operating license	(6,108)	(16)	451	—	—	—	—	(5,673)
Right-of-use assets - Software	(67,935)	(23,280)	71,844	—	—	—	—	(19,371)
	(708,577)	(292,870)	120,618	—	—	4,588	—	(876,241)

Intangible assets net	8,632,332	222,870	(45,755)	—	681	(17,093)	1,884	8,794,919

(a) More details in Note 23.3.

	2021	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	2022
Cost
Goodwill - acquisition of subsidiaries	5,591,489	—	(22,774)	—	—	(12,111)	90,817	5,647,421
Customer relationship	1,747,444	21,075	(4,015)	—	—	(152)	29,053	1,793,405
Trademarks and patents	262,036	—	—	—	—	—	288,964	551,000
Software	1,066,470	207,086	(170,997)	17,117	1,754	(4,480)	45,361	1,162,311
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	12,443	—	(6,073)	—	—	(696)	—	5,674
Software in progress	43,960	43,115	(3,138)	(17,117)	—	—	—	66,820
Right-of-use assets - Software	72,463	16,728	(937)	—	—	—	—	88,254
	8,822,329	288,004	(207,934)	—	1,754	(17,439)	454,195	9,340,909
Amortization
Customer relationship	(217,090)	(73,897)	9,650	—	—	3,305	—	(278,032)
Trademarks and patents	(6,908)	(3,908)	—	—	—	—	—	(10,816)
Software	(264,399)	(174,358)	100,754	—	—	68	—	(337,935)
Non-compete agreement	(1,106)	(6,645)	—	—	—	—	—	(7,751)
Operating license	(10,854)	(3,801)	6,073	—	—	2,474	—	(6,108)
Right-of-use assets - Software	(44,454)	(24,304)	823	—	—	—	—	(67,935)
	(544,811)	(286,913)	117,300	—	—	5,847	—	(708,577)

Intangible assets, net	8,277,518	1,091	(90,634)	—	1,754	(11,592)	454,195	8,632,332

Summary of CGU's	:

		As of October 31, 2023
CGU	Description	Goodwill allocated	Indefinite useful-life intangible assets allocated

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services.	444,140	14,497

CGU 2 – Software	This CGU includes the technology offering new solutions to customers related to the technology platform of the Group.	5,147,296	248,422

CGUs 3 and 4	Composed by other smaller CGUs defined as separate CGUs due to the specific service provided to customers which generate cash flows that are largely independent of the other Group’s CGUs.	44,535	2,962